GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 1,323	$ 1,062
Goodwill	2,789	2,337
Intangible assets	1,567	1,210
Investments	7	34
Investments in associates	103	105
Other non-current assets	35	16
Retirement benefit assets	106	92
Deferred tax assets	150	126
Total non current assets	6,080	4,982
Current assets
Inventories	1,614	1,395
Trade and other receivables	1,328	1,317
Cash at bank	277	365
Total current assets	3,219	3,077
Total assets	9,299	8,059
Equity attributable to owners of the Company
Share capital	177	177
Share premium	610	608
Capital redemption reserve	18	18
Treasury shares	(189)	(214)
Other reserves	(324)	(340)
Retained earnings	4,849	4,625
Total equity	5,141	4,874
Non-current liabilities
Long-term borrowings and lease liabilities	1,975	1,301
Retirement benefit obligations	136	114
Other payables	102	53
Provisions	214	153
Deferred tax liabilities	167	99
Total non-current liabilities	2,594	1,720
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	72	164
Trade and other payables	1,046	957
Provisions	203	121
Current tax payable	243	223
Total current liabilities	1,564	1,465
Total liabilities	4,158	3,185
Total equity and liabilities	$ 9,299	$ 8,059